INSURANCE RESERVES	12 Months Ended
Dec. 31, 2010
Insurance Loss Reserves [Abstract]
INSURANCE RESERVES
NOTE 24: INSURANCE RESERVES
EH has consistently made a provision for loss reserves by estimating the potential liability on a claim-by-claim basis. Activity in the liability for unpaid claims and claim adjustment expenses for the year ended December 31, comprises of:

	2009	2010
	(EUR in thousands)
Property and casualty reserves
Reserve for unpaid claims and claim adjustment expenses as at January 1,	576,103	700,711
Incurred claims and claim adjustment expenses:
Provision for insured events of the current year	283,242	293,974
Change in provision for insured events of prior years	(2,525)	(33,644)
Total incurred claims and claim adjustment expenses	280,717	260,330
Payments:
Claims and claim adjustment expenses attributable to insured events of the current year	(104,338)	(121,149)
Claims and claim adjustment expenses attributable to insured events of prior years	(95,485)	(103,082)
Total payments	(199,823)	(224,231)
Changes in unearned premium reserves	43,714	(1,334)
Reserves for unpaid claims and claim adjustment expenses as at December 31,	700,711	735,476

	2009	2010
	(EUR in thousands)
Life insurance reserves
Mathematical and other life insurance reserves at 1 January	1,456,654	1,620,662
Increase in reserves	459,414	457,143
Paid claims and other movements	(295,406)	(281,937)
Mathematical and other life insurance reserves at December 31,	1,620,662	1,795,868
Total insurance reserves	2,321,373	2,531,344

Reinsurance arrangements
The reinsurance program of EH is designed to minimize the Group’s exposure to large claims and reduce accumulation against catastrophic risks. The level of risk retained by the Group is determined by the levels of Shareholder Equity, Gross Written Premia and Possible Maximum Loss per type of risk underwritten.